OTHER FINANCIAL DATA - INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	$ 149		$ 246
Energy Related Inventory, LNG	6		14
Energy Related Inventory, Materials And Supplies	143		136
Inventories	298		396	[1]
S D G E Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	6		8
Energy Related Inventory, LNG	0		0
Energy Related Inventory, Materials And Supplies	69		65
Inventories	75		73
So Cal Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Inventory loss related to Aliso Canyon	(11)
Energy Related Inventory, Natural Gas in Storage	49	[2]	155
Energy Related Inventory, LNG	0		0
Energy Related Inventory, Materials And Supplies	30		26
Inventories	79	[2]	181
Sempra South American Utilities Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0		0
Energy Related Inventory, LNG	0		0
Energy Related Inventory, Materials And Supplies	30		33
Inventories	30		33
Sempra Mexico Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0		0
Energy Related Inventory, LNG	3		9
Energy Related Inventory, Materials And Supplies	10		9
Inventories	13		18
Sempra Renewables Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0		0
Energy Related Inventory, LNG	0		0
Energy Related Inventory, Materials And Supplies	3		2
Inventories	3		2
Sempra Natural Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	94		83
Energy Related Inventory, LNG	3		5
Energy Related Inventory, Materials And Supplies	1		1
Inventories	$ 98		$ 89

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As of December 31, 2015, SoCalGas recorded an estimated inventory loss related to the Aliso Canyon natural gas leak of $11 million, included in Insurance Receivable for Aliso Canyon Costs on Sempra Energy's and SoCalGas' Consolidated Balance Sheets. See additional discussion about the Aliso Canyon natural gas storage facility leak in Note 15.